COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2019
COMMITMENTS AND CONTINGENCIES
21.	COMMITMENTS AND CONTINGENCIES
Operating lease commitments
Future minimum payments under
non-cancelable
operating leases related to offices, servers and bandwidth with initial terms of one-year
or longer consisted of the following
as of
September 30, 2019:

US$
Years ending September 30, 2020	9,225
2021	5,169
2022	3,775
2023	3,701
2024	3,805
T hereafter	21,195
46,870
Payments under operating leases are expensed on the straight-line basis over the periods of their respective leases. The terms of the leases do not contain rent escalation or contingent rents. For the years ended September 30, 2017, 2018 and 2019, total rental expenses for all operating leases amounted to US$6,607, US$10,608 and US$11,289, respectively.

Legal contingencies
The group is a party in potential claims arising in the ordinary course of business. The Group does not believe that the resolution of these matters will have a material effect on its financial position or results of operations.
Assets pledged as security for bank borrowings
As disclosed in Note 15, on December 18, 2017 and January 5, 2018, the Company entered into two
loan agreements with Hang Seng Bank for a total of US$35,300 term loan facility. In addition, the Term Loan Facility with BEA was further extended to
April 1, 2020
with a new facility limit of RMB
115.2
 million (US$
16,117
) on June 27, 2019. The total facilities were
secured by term deposits of RMB274.17 million (US$38,358) provided by Champion Technology, which was recorded as “restricted cash” on the consolidated balance sheet as of September 30, 201
9
.